LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.02%
Aerospace & Defense–0.41%
National Presto Industries	17,023	$ 1,516,579
		1,516,579
Air Freight & Logistics–0.27%
†Atlas Air Worldwide Holdings	39,600	999,108
		999,108
Airlines–1.60%
Hawaiian Holdings	75,400	1,980,004
†JetBlue Airways	116,000	1,943,000
SkyWest	35,800	2,054,920
		5,977,924
Auto Components–0.99%
†American Axle & Manufacturing Holdings	137,200	1,127,784
Goodyear Tire & Rubber	106,200	1,529,811
Tenneco Class A	81,900	1,025,388
		3,682,983
Banks–3.75%
Bank OZK	66,500	1,813,455
Bar Harbor Bankshares	80,700	2,011,851
First Horizon National	137,300	2,224,260
FNB	177,100	2,041,963
Hope Bancorp	149,400	2,142,396
PacWest Bancorp	51,800	1,882,412
Umpqua Holdings	115,500	1,901,130
		14,017,467
Biotechnology–2.96%
†Acorda Therapeutics	139,900	401,513
†AMAG Pharmaceuticals	151,900	1,754,445
†Anika Therapeutics	62,800	3,447,092
†Myriad Genetics	55,800	1,597,554
†OPKO Health	730,300	1,526,327
†PDL BioPharma	514,670	1,111,687
†United Therapeutics	15,300	1,220,175
		11,058,793
Building Products–1.75%
Apogee Enterprises	52,500	2,046,975
Insteel Industries	95,700	1,964,721
Owens Corning	39,900	2,521,680
		6,533,376
Capital Markets–1.13%
Invesco	96,900	1,641,486
Legg Mason	67,300	2,570,187
		4,211,673
Chemicals–1.03%
Kronos Worldwide	135,600	1,677,372
Olin	82,000	1,535,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Rayonier Advanced Materials	145,800	$ 631,314
		3,843,726
Commercial Services & Supplies–2.22%
ACCO Brands	224,800	2,218,776
Deluxe	45,800	2,251,528
Quad/Graphics	164,382	1,727,655
VSE	62,000	2,113,580
		8,311,539
Communications Equipment–1.16%
Comtech Telecommunications	87,300	2,837,250
InterDigital	28,700	1,505,889
		4,343,139
Construction & Engineering–0.99%
Argan	38,400	1,508,736
†Northwest Pipe	77,700	2,187,255
		3,695,991
Consumer Finance–1.17%
Navient	159,403	2,040,358
Santander Consumer USA Holdings	90,900	2,318,859
		4,359,217
Containers & Packaging–0.47%
Greif Class A	46,200	1,750,518
		1,750,518
Electric Utilities–0.52%
Avangrid	36,900	1,928,025
		1,928,025
Electronic Equipment, Instruments & Components–7.19%
†Anixter International	33,800	2,336,256
†Arrow Electronics	24,077	1,795,663
Avnet	43,909	1,953,292
AVX	107,376	1,632,115
Belden	34,400	1,834,896
Benchmark Electronics	71,791	2,086,246
KEMET	108,900	1,979,802
†Kimball Electronics	114,709	1,664,427
Methode Electronics	65,700	2,210,148
†ScanSource	51,189	1,563,824
SYNNEX	20,232	2,284,193
†Tech Data	18,754	1,954,917
†TTM Technologies	157,400	1,919,493
Vishay Intertechnology	97,400	1,648,982
		26,864,254
Energy Equipment & Services–0.70%
†McDermott International	262,800	530,856
LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Nabors Industries	529,400	$ 989,978
U.S. Silica Holdings	115,300	1,102,268
		2,623,102
Equity Real Estate Investment Trusts–7.47%
Apple Hospitality REIT	114,600	1,900,068
Chatham Lodging Trust	99,500	1,805,925
City Office REIT	169,000	2,431,910
CorEnergy Infrastructure Trust	51,077	2,411,856
CorePoint Lodging	176,000	1,779,360
Jernigan Capital	87,400	1,682,450
Lexington Realty Trust	202,400	2,074,600
Omega Healthcare Investors	40,108	1,676,113
Park Hotels & Resorts	59,400	1,483,218
RLJ Lodging Trust	104,700	1,778,853
Sabra Health Care REIT	98,700	2,266,152
Senior Housing Properties Trust	156,800	1,451,184
Summit Hotel Properties	168,100	1,949,960
Sunstone Hotel Investors	129,700	1,782,078
Washington Prime Group	342,100	1,416,294
		27,890,021
Food & Staples Retailing–1.54%
Ingles Markets Class A	67,100	2,607,506
SpartanNash	119,319	1,411,544
Weis Markets	45,200	1,723,928
		5,742,978
Food Products–0.54%
Bunge	35,700	2,021,334
		2,021,334
Health Care Equipment & Supplies–1.21%
†AngioDynamics	84,600	1,558,332
Invacare	226,100	1,695,750
†OraSure Technologies	171,500	1,281,105
		4,535,187
Health Care Providers & Services–5.95%
†Acadia Healthcare	61,416	1,908,809
†Cross Country Healthcare	263,200	2,710,960
†DaVita	34,200	1,951,794
†Diplomat Pharmacy	309,500	1,516,550
†Magellan Health	28,550	1,772,955
†MEDNAX	63,861	1,444,536
National HealthCare	23,464	1,920,529
Owens & Minor	423,700	2,461,697
Patterson	82,900	1,477,278
†Select Medical Holdings	131,600	2,180,612
†Tivity Health	108,200	1,799,366
†Triple-S Management Class B	79,561	1,066,117
		22,211,203
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–6.08%
†Century Communities	79,200	$ 2,425,896
Ethan Allen Interiors	99,600	1,902,360
KB Home	81,300	2,764,200
†M/I Homes	69,900	2,631,735
MDC Holdings	65,303	2,814,560
†Meritage Homes	42,675	3,002,186
†Taylor Morrison Home Class A	107,000	2,775,580
Toll Brothers	52,100	2,138,705
†TRI Pointe Group	149,200	2,243,968
		22,699,190
Household Products–0.47%
Spectrum Brands Holdings	33,300	1,755,576
		1,755,576
Independent Power and Renewable Electricity Producers–1.22%
Clearway Energy Class A	130,900	2,269,806
Pattern Energy Group Class A	84,700	2,280,971
		4,550,777
Insurance–1.09%
American National Insurance	15,007	1,856,816
Axis Capital Holdings	33,100	2,208,432
		4,065,248
Interactive Media & Services–0.20%
†Cars.com	84,700	760,606
		760,606
IT Services–1.96%
KBR	101,100	2,480,994
ManTech International Class A	35,600	2,542,196
Perspecta	88,500	2,311,620
		7,334,810
Life Sciences Tools & Services–1.83%
†Bio-Rad Laboratories Class A	6,000	1,996,440
†Cambrex	48,400	2,879,800
†Syneos Health	36,700	1,952,807
		6,829,047
Machinery–2.99%
Greenbrier	54,695	1,647,413
NN	241,500	1,721,895
REV Group	182,000	2,080,260
Timken	44,400	1,931,844
Trinity Industries	88,195	1,735,678
Wabash National	140,500	2,038,655
		11,155,745

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.91%
Emerald Expositions Events	150,000	$ 1,459,500
Entercom Communications Class A	336,500	1,123,910
Gannett	178,500	1,917,090
Meredith	33,200	1,217,112
New Media Investment Group	161,100	1,419,291
		7,136,903
Metals & Mining–1.81%
Commercial Metals	111,000	1,929,180
Reliance Steel & Aluminum	21,245	2,117,277
Schnitzer Steel Industries Class A	77,930	1,610,034
United States Steel	96,800	1,118,040
		6,774,531
Mortgage Real Estate Investment Trusts (REITs)–10.19%
AG Mortgage Investment Trust	106,485	1,613,248
Anworth Mortgage Asset	450,579	1,486,911
Apollo Commercial Real Estate Finance	100,656	1,929,575
Arbor Realty Trust	144,000	1,887,840
Ares Commercial Real Estate	122,029	1,858,502
ARMOUR Residential REIT	95,300	1,596,275
Cherry Hill Mortgage Investment	107,200	1,404,320
Chimera Investment	97,103	1,899,335
Granite Point Mortgage Trust	99,400	1,862,756
Great Ajax	138,400	2,145,200
Invesco Mortgage Capital	114,831	1,758,063
KKR Real Estate Finance Trust	90,700	1,771,371
Ladder Capital	110,400	1,906,608
MFA Financial	255,885	1,883,314
New Residential Investment	111,333	1,745,701
New York Mortgage Trust	303,406	1,847,742
PennyMac Mortgage Investment Trust	90,511	2,012,059
Ready Capital	123,700	1,969,304
Redwood Trust	116,973	1,919,527
TPG RE Finance Trust	93,500	1,855,040
Western Asset Mortgage Capital	176,600	1,704,190
		38,056,881
Multiline Retail–0.68%
Big Lots	52,700	1,291,150
Macy's	79,300	1,232,322
		2,523,472
Oil, Gas & Consumable Fuels–2.92%
†Callon Petroleum	247,700	1,075,018
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†CNX Resources	179,000	$ 1,299,540
†Gulfport Energy	242,100	656,091
†Laredo Petroleum	594,100	1,431,781
PBF Energy Class A	58,600	1,593,334
SemGroup Class A	127,500	2,083,350
SM Energy	112,600	1,091,094
†SRC Energy	363,700	1,694,842
		10,925,050
Paper & Forest Products–0.49%
Schweitzer-Mauduit International	49,068	1,837,106
		1,837,106
Pharmaceuticals–3.14%
†Akorn	527,900	2,006,020
†Assertio Therapeutics	379,400	485,632
†Jazz Pharmaceuticals	13,500	1,729,890
†Lannett	258,039	2,890,037
†Mallinckrodt	81,954	197,509
Perrigo	39,100	2,185,299
†Prestige Consumer Healthcare	64,300	2,230,567
		11,724,954
Professional Services–0.52%
ManpowerGroup	22,900	1,929,096
		1,929,096
Road & Rail–0.44%
Ryder System	31,437	1,627,493
		1,627,493
Semiconductors & Semiconductor Equipment–4.19%
†Alpha & Omega Semiconductor	178,300	2,189,524
†Amkor Technology	213,300	1,941,030
Cohu	125,725	1,697,916
Cypress Semiconductor	123,700	2,887,158
†FormFactor	117,200	2,185,194
†Photronics	203,200	2,210,816
†Ultra Clean Holdings	174,000	2,546,490
		15,658,128
Software–0.38%
†Avaya Holdings	139,900	1,431,177
		1,431,177
Specialty Retail–5.43%
Bed Bath & Beyond	134,900	1,435,336
Buckle	104,900	2,160,940
Cato Class A	131,200	2,310,432
Chico's FAS	436,800	1,760,304
†Express	470,100	1,617,144

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
GameStop Class A	176,824	$ 976,068
Group 1 Automotive	30,600	2,824,686
Office Depot	524,900	921,200
Penske Automotive Group	43,400	2,051,952
Sonic Automotive Class A	134,400	4,221,504
		20,279,566
Technology Hardware, Storage & Peripherals–0.48%
†Xerox Holdings	59,500	1,779,645
		1,779,645
Tobacco–0.46%
Universal	31,543	1,728,872
		1,728,872
Trading Companies & Distributors–3.63%
Air Lease	56,544	2,364,670
Aircastle	93,390	2,094,738
†CAI International	83,300	1,813,441
GATX	25,592	1,984,148
Systemax	86,700	1,908,267
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Triton International	61,300	$ 2,074,392
†Veritiv	73,300	1,325,264
		13,564,920
Transportation Infrastructure–0.49%
Macquarie Infrastructure	46,500	1,835,355
		1,835,355
Total Common Stock (Cost $378,368,671)		366,082,285

MONEY MARKET FUND–1.61%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	6,000,538	6,000,538
Total Money Market Fund (Cost $6,000,538)		6,000,538

TOTAL INVESTMENTS–99.63% (Cost $384,369,209)	372,082,823
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	1,373,755
NET ASSETS APPLICABLE TO 31,309,756 SHARES OUTSTANDING–100.00%	$373,456,578

† Non-income producing.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
84	E-mini Russell 2000 Index	$6,405,000	$6,637,743	12/20/19	$—	$(232,743)
4	E-mini S&P MidCap 400 Index	775,200	783,056	12/20/19	—	(7,856)
Total Futures Contracts					$—	$(240,599)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$366,082,285	$—	$—	$366,082,285
Money Market Fund	6,000,538	—	—	6,000,538
Total Investments	$372,082,823	$—	$—	$372,082,823
Derivatives:

Liabilities:
Futures Contracts	$(240,599)	$—	$—	$(240,599)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Small-Mid Cap 200 Fund–6